Investments (Details 29) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Trading securities portfolio
Actively traded securities	$ 473	$ 463
FVO general account securities	267	131
FVO contractholder-directed unit-linked investments	17,411	17,794
FVO securities held by consolidated securitization entities	117	201
Trading and other securities, at estimated fair value (includes $473 and $463, respectively, of actively traded securities;and $280 and $387, respectively, relating to variable interest entities)	18,268	18,589
Short sale agreement liabilities at estimated fair value	(127)	(46)
Net long/short position - at estimated fair value	346	417
Investments pledged to secure short sale agreement liabilities	$ 558	$ 465